Income Taxes	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
INCOME TAXES
15.	INCOME TAXES

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.

PRC

Generally, WFOE, VIE, and VIE subsidiaries, which were incorporated in PRC, are subject to enterprise income tax on their taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

According to Taxation 2023 No. 6, which was effective from January 1, 2023 to December 31, 2024, an enterprise is recognized as a small-scale and low-profit enterprise when its taxable income is less than RMB3 million. A small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB3 million. In accordance with Taxation 2023 No. 12, the preference tax policy as stipulated in Taxation 2023 No. 6 will be extended to December 31, 2027. During the fiscal year ended June 30, 2024, except for Pop Culture, Heliheng, and Guangzhou Shuzhi, other WOFE, VIE, and VIE subsidiaries were qualified as small-scale and low-profit enterprises.

i)	The components of the income tax provision were as follows:

	For the fiscal years ended June 30,
	2024	2023	2022
Current income tax provision	$124,419	$218,962	$1,205,276
Deferred income tax expense(benefit)	-	455,602	(334,045)
Total	$124,419	$674,564	$871,231

The following table reconciles the statutory rate to the Company’s effective tax rate for the fiscal years ended June 30, 2024, 2023, and 2022:

	For the fiscal years ended June 30,
	2024	2023	2022
China Statutory income tax rate	25.00%	25.00%	25.00%
Temporary difference	0.00%	(4.76)%	21.04%
Permanent difference	5.01%	(0.01)%	1.03%
Effect of different tax jurisdiction	(12.55)%	(10.10)%	8.81%
Effect of favorable tax rates on small-scale and low-profit entities	(1.20)%	0.41%	-%
Change in valuation allowance	(17.26)%	(13.28)%	-%
Effective tax rate	(1.00)%	(2.74)%	55.88%

The tax effect of temporary difference under ASC 740 “Accounting for Income Taxes” that gives rise to deferred tax asset as of June 30, 2024 and 2023 was as follows:

	As of June 30,
	2024	2023
Deferred tax assets:
Net operating loss carry forwards	$2,913,175	$3,266,711
Allowance for credit loss	3,219,545	1,092,957
Total deferred tax assets	6,132,720	4,359,668
Valuation allowance	(6,132,720)	(4,359,668)
Total deferred tax assets, net	$-	$-